May 7, 2007


                             MMA PRAXIS MUTUAL FUNDS


                       MMA PRAXIS INTERMEDIATE INCOME FUND
                           MMA PRAXIS CORE STOCK FUND
                          MMA PRAXIS INTERNATIONAL FUND
                           MMA PRAXIS VALUE INDEX FUND
                          MMA PRAXIS GROWTH INDEX FUND
                            MMA PRAXIS SMALL CAP FUND

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2007

           NOTICE OF CHANGE OF TICKER SYMBOLS FOR THE MMA GROWTH INDEX
                     FUND AND THE MMA PRAXIS SMALL CAP FUND

On page 49 of the Prospectus, please change the ticker symbols for the MMA Praxis Growth Index Fund to the following:

Class A  MGNDX                    Class B  MGDEX


On page 51 of the Prospectus, please change the ticker symbols for the MMA Praxis Small Cap Fund to the following:

Class A  MMSCX                    Class B  MMSBX